BORROWINGS AND LEASES - Disclosure of Carrying Value of Borrowings (Details)	1 Months Ended	6 Months Ended
	Feb. 29, 2020 USD ($)	Jun. 26, 2020 EUR (€)	Jun. 28, 2019 EUR (€)	Jun. 30, 2020 EUR (€)	Jun. 26, 2020 USD ($)	Jun. 26, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 30, 2018 EUR (€)
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion			€ 5,676,000,000			€ 6,343,000,000	€ 5,622,000,000
Current portion of borrowings			620,000,000			762,000,000	799,000,000
Repayments on third party borrowings		€ (227,000,000)	(175,000,000)
Borrowings						7,100,000,000	6,400,000,000
Proceeds from non-current borrowings		855,000,000	€ 492,000,000
US$250 million 3.25% Notes 2021[1]
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 171,000,000	221,000,000
Notional amount | $					$ 250,000,000
Borrowings, interest rate					3.25%	3.25%
US$300 million 4.50% Notes 2021[1]
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 221,000,000	266,000,000
Notional amount | $					$ 300,000,000
Borrowings, interest rate					4.50%	4.50%
€350 million Floating Rate Note 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 350,000,000	350,000,000
Notional amount | $					$ 350,000,000
€700 million 0.75% Notes 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						699,000,000	698,000,000
Notional amount						€ 700,000,000
Borrowings, interest rate					0.75%	0.75%
€350 million 2.63% Notes 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 348,000,000	348,000,000
Notional amount						€ 350,000,000
Borrowings, interest rate					2.63%	2.63%
€500 million 1.13% Notes 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 497,000,000	496,000,000
Notional amount						€ 500,000,000
Borrowings, interest rate					1.13%	1.13%
€350 million 2.38% Notes 2025
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 347,000,000	347,000,000
Notional amount						€ 350,000,000
Borrowings, interest rate					2.38%	2.38%
€250 million 2.75% Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 248,000,000	248,000,000
Notional amount						€ 250,000,000
Borrowings, interest rate					2.75%	2.75%
€650 million 1.50% Notes 2027[3]
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 660,000,000	396,000,000
Notional amount						€ 650,000,000
Borrowings, interest rate					1.50%	1.50%
€500 million 1.75% Notes 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 494,000,000	493,000,000
Notional amount						€ 500,000,000
Borrowings, interest rate					1.75%	1.75%
€500 million 1.125% Notes 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 493,000,000	493,000,000
Notional amount						€ 500,000,000
Borrowings, interest rate					1.13%	1.13%
€500 million 1.88% Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 496,000,000	495,000,000
Notional amount						€ 500,000,000
Borrowings, interest rate					1.88%	1.88%
Lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 232,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion							276,000,000
EUR commercial paper
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings						315,000,000	221,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings						109,000,000
Lease obligations
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings							111,000,000
One Point Seven Five Percent Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 600,000,000
Borrowings, interest rate					1.75%	1.75%
Zero Point Seven Percent Notes Due 2031
Disclosure of detailed information about borrowings [line items]
Notional amount						€ 500,000,000
Borrowings, interest rate					0.70%	0.70%
Point Seven Percent Notes 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						€ 495,000,000	495,000,000
One Point Seven Five Percent Notes 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, less current portion						592,000,000	0
One Thousand Seventy Five Million USD Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Repayments on third party borrowings | $	$ (255,000,000)
Borrowings | $	$ 1,075,000,000
Two Hundred And Fifty Million Euro Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount				€ 250,000,000
Proceeds from non-current borrowings		€ 264,000,000
467000000
Disclosure of detailed information about borrowings [line items]
Notional amount								€ 400,000,000
Three Point Five Percent Notes Due 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of borrowings						338,000,000	€ 467,000,000
Notional amount						€ 525,000,000
Borrowings, interest rate					3.50%	3.50%